401(k) Plan	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Retirement Benefits [Abstract]
401(k) Plan

Note 10—401(k) Plan

Effective May 15, 2012, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Code. The plan is for the benefit of all qualifying employees and permits voluntary contributions by employees of up to 100% of eligible compensation, subject to the maximum limits imposed by Internal Revenue Service. The terms of the plan allow for discretionary employer contributions and the Company currently matches 100% of its employees’ contributions, up to 3% of their annual compensation. The Company’s contributions are recorded as expense in the accompanying condensed consolidated statements of operations. The Company’s contributions totaled approximately $9,000 and $54,000 for the three and six months ended January 31, 2023, respectively. The Company’s contributions totaled approximately $28,000 and $81,000 for the three and six months ended January 31, 2022, respectively.

Note 11 – 401(k) Plan

Effective May 15, 2012, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Code. The plan is for the benefit of all qualifying employees and permits voluntary contributions by employees of up to 100% of eligible compensation, subject to the maximum limits imposed by Internal Revenue Service. The terms of the plan allow for discretionary employer contributions and the Company currently matches 100% of its employees’ contributions, up to 3% of their annual compensation. The Company’s contributions are recorded as expense in the accompanying consolidated statements of operations. The Company’s contributions are recorded as expense in the accompanying consolidated statements of operations and totaled approximately $176,000 and $149,000 for the years ended July 31, 2022 and 2021.